Financial Risk Management - Summary of Financial Assets and Liabilities by Class (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 1,431	$ 1,840
Current other financial assets	629	230
Non-current other financial assets	802	1,610
Cash and cash equivalents	17,236	15,246	$ 13,426
Trade and other receivables	5,579	6,396
Total financial assets	23,819	22,996
Non-financial assets	71,347	85,931
Total assets	95,166	108,927	105,733
Other financial liabilities	2,576	1,276
Current other financial liabilities	579	130
Trade and other payables	6,687	7,027
Bank loans	1,600	2,300
Notes and debentures	11,363	14,769
Lease liabilities	2,576	3,896
Total financial liabilities	25,612	29,110
Non-financial liabilities	20,788	24,212
Total liabilities	46,400	53,322	$ 53,558
Financial assets held at fair value through profit or loss [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Non-current other financial assets	273
Financial assets held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Current other financial assets	100
Cash and cash equivalents	17,236	15,246
Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Bank loans	2,472	2,260
Notes and debentures	11,363	14,769
Other	17	58
Current other derivative contracts [member] | Financial liabilities held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	118	52
Non-current cross currency and interest rate swaps [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	1,466	586
Trades and other payables [member] | Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	5,223	6,277
Provisionally priced trade payables [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	1,385	574
Current other financial liabilities [Member] | Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Current other financial liabilities	103	78
Non current other financial liabilities [Member] | Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	500	560
Current cross currency and interest rate swaps [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets		20
Current cross currency and interest rate swaps [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	358
Current other derivative contracts [member] | Financial assets held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	326	207
Current other investments [member] | Financial assets held at fair value through profit or loss [member] | Level 1 and 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	203	3
Non-current cross currency and interest rate swaps [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	136	1,123
Non-current other derivative contracts [member] | Financial assets held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	16	152
Non-current other derivative contracts [member] | Financial liabilities held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	31
Non-current investment in shares [member] | Financial assets held at fair value through other comprehensive income [member] | Level 1 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	138	31
Non-current other investments [member] | Financial assets held at fair value through profit or loss [member] | Level 1 and 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	239	304
Trade and other receivable [member] | Financial assets held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	1,674	2,363
Provisionally priced trade receivables [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	$ 3,478	$ 3,547